Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 14,802	$ 23,443
Short-term investments		1,997	12,917
Prepaid expenses and other current assets		2,618	1,681
Deferred financing costs, current		1,776	0
Total current assets		21,193	38,041
Property and equipment, net		150	245
Right-of-use assets		100	483
Deferred financing costs, non-current		1,036	0
Other assets		376	327
Total assets		22,855	39,096
Current liabilities:
Accounts payable		5,343	4,487
Accrued liabilities		5,359	8,488
Deferred revenue		5,659	3,610
Lease liabilities, current portion		106	369
Total current liabilities		16,467	16,954
Derivative warrant liabilities		11	0
Lease liabilities, less current portion		0	141
Total liabilities		16,478	17,095
Commitment and contingencies (Note 9)
Stockholders’ equity:
Common stock, $0.0001 par value; 1,000,000,000 shares authorized as of March 31, 2023 (unaudited) and December 31, 2022; 24,652,546 and 22,646,015 shares issued and outstanding as of March 31, 2023 (unaudited) and December 31, 2022, respectively	[1]	2	2
Additional paid-in capital		183,168	166,727
Accumulated deficit		(176,793)	(144,724)
Accumulated other comprehensive loss		0	(4)
Total stockholders’ equity		6,377	22,001
Total liabilities and stockholders’ equity		$ 22,855	$ 39,096

[1]	The balance sheet as of December 31, 2021 presented above reflects the retrospective application of recapitalization as if the Business Combination had occurred on January 1, 2021. See Note 1, 3, and 7.